Related Parties Balances and Transactions	12 Months Ended
Dec. 31, 2012
Related Parties Balances and Transactions [Abstract]
Related Parties Balances and Transactions
Note 9 - Related Parties Balances and Transactions

The Company is party to many related party agreements and transactions. These agreements and transactions have all been approved by the appropriate bodies in accordance with the Israeli Companies Law - 1999 (as amended) and regulations promulgated thereunder based on the belief that the terms are beneficial to the Company and no less favorable to the Company than terms which might be available to the Company from unaffiliated third parties.

All transactions with related parties were at terms comparable to those applied to transactions with other customers or suppliers and other than the purchase of our indoor wireless optical network technology, were in the ordinary course of business and are mainly sales of the Company's products and purchases from related parties (See Note 5).

See Note 6 regarding our purchased indoor wireless optical network technology from a related party under common control and the issuance of shares to a controlling shareholder and to a related party.

A. Balances with related parties

The following related party balances are included in the balance sheets:

	December 31
	2012	2011
	US$ thousands	US$ thousands
Principal/controlling:
Accounts receivable trade	177	74
Accrued income from related parties	-	204
Principal shareholder convertible loan	3,000	400
B. Income from or expenses to related parties

The following related parties transactions are included in the statements of operations.

	Year ended December 31
	2012	2011	2010
	US$ thousands	US$ thousands	US$ thousands
Income:
Sales	329	383	595

Costs and expenses:
Financing expense	73	54	42